August 28, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4

     Re:  Van Kampen American Capital Insured Income Trust,
          Series 57 (Intermediate) and 58
          File No. 333-06379  CIK #897171

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1 to the Post-Effective, which was the most recent amendment to the Post-Effective of the Registration Statement, was filed electronically with the Commission on August 25, 1997.

                                    Very truly yours,




                                    Van Kampen American Capital
                                      Distributors, Inc.